Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

Intangible assets mainly consists of customer relationship. Customer relationship is generated from business combination in 2018, representing the customer lists of the subsidiary. Customer relationship is recorded at fair value at acquisition date, and amortized on a straight-line basis over the estimated useful life of 6 years. Management reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, in a manner similar to that for property and equipment. No impairment losses related to intangible assets were recognized in the year ended December 31, 2018.

Net definite-lived intangible assets at December 31, 2018 consists of the following:

	Gross		Net	Estimated
	Carrying	Accumulated	Carrying	Useful
	Amount	Amortization	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	12,617	(350)	12,267	6

Amortization expenses for intangible assets were RMB350 for the year ended December 31, 2018.

As of December 31, 2018, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the Year Ending December 31,
	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	2,100	2,100	2,100	2,100	3,867